INTANGIBLE ASSETS AND GOODWILL - Schedule of goodwill (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance	$ 29,230,651	$ 0
Additions from acquisitions	21,685,897	34,391,392
Impairment of Goodwill	(22,375,225)	(5,160,741)
Balance	28,541,323	29,230,651
Eco Firma Farms, LLC
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions from acquisitions	0	5,160,741
Impairment of Goodwill	0	(5,160,741)
Balance	0	0
Phantom Farms
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions from acquisitions	8,009,248	0
Impairment of Goodwill	(8,009,248)	0
Balance	0	0
Silver State Companies
Disclosure of detailed information about intangible assets [line items]
Balance	28,541,323	0
Additions from acquisitions	0	28,541,323
Impairment of Goodwill	0	0
Balance	28,541,323	28,541,323
Megawood Enterprises Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	689,328	0
Additions from acquisitions	0	689,328
Impairment of Goodwill	(689,328)	0
Balance	0	689,328
Swell Companies
Disclosure of detailed information about intangible assets [line items]
Balance		0
Additions from acquisitions	13,676,649	0
Impairment of Goodwill	(13,676,649)	$ 0
Balance	$ 0